Statements Of Consolidated Membership Interests - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital account:
Balance at beginning of period		$ 7,457		$ 7,335	$ 7,625	$ 7,457	$ 7,457	$ 7,335	$ 7,212
Net income	$ 94	104	$ 103	87	196	197	450	432	349
Distributions to members							(282)	(310)	(225)
Sale of related-party agreements (net of tax benefit of $-, $- and $1) (Note 12)									(2)
Other									1
Balance at end of period (number of interests outstanding: 2014, 2013, and 2012 - 635 million)	7,625		7,457				7,625	7,457	7,335
Accumulated other comprehensive income (loss) net of tax effects:
Balance at beginning of period		$ (48)		$ (31)	(107)	$ (48)	(48)	(31)	(31)
Net effects of cash flow hedges (net of tax expense of $1, $1 and $1)							2	2	3
Defined benefit pension plans (net of tax benefit of $-, $-, $- and $-) (Note 9)					1		(61)	(19)	(3)
Balance at end of period	(107)		(48)		$ (105)		(107)	(48)	(31)
Total membership interests at end of period	$ 7,518		$ 7,409				$ 7,518	$ 7,409	$ 7,304